Provisions - Provisions for Contingent Loan Risks (Details) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Outstanding exposure
Disclosure of other provisions [line items]
Foreign office guarantees and standby letters of credit	$ 280,838	$ 341,676
Confirmed foreign letters of credit	94,673	56,764
Issued foreign letters of credit	316,916	388,396
Performance guarantees	2,283,390	2,232,682
Undrawn credit lines	7,870,260	7,769,325
Other commitments	155,163	46,561
Total	11,001,240	10,835,404
ECL
Disclosure of other provisions [line items]
Foreign office guarantees and standby letters of credit	63	428
Confirmed foreign letters of credit	4	29
Issued foreign letters of credit	51	93
Performance guarantees	4,037	4,080
Undrawn credit lines	20,816	20,386
Other commitments
Total	$ 24,971	$ 25,016